Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	226,646.771	349,050.340	512,141.713
Weighted average number of units, Date of initial issuance	July 23, 2001
Series 2 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	71.411	186.285	228.982
Weighted average number of units, Date of initial issuance	April 1, 2010
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	16,444.909	24,444.217	26,798.935
Weighted average number of units, Date of initial issuance	September 1, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	2,198.058	1,861.921	1,241.673
Weighted average number of units, Date of initial issuance	November 1, 2010